Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (4,553,777)
Change in balance sheet accounts
Prepaid expenses	(100,000)
Accrued interest	100,500
Net cash provided by (used in) operating activities	(518,493)
Cash flows from investing activities
Net cash used in investing activities	(0)
Net increase (decrease) in cash and cash equivalents	(47,638)
Cash and cash equivalents at end of period	4,458
Supplemental disclosure of cash flow information:
Cash paid for interest	(0)
Cash paid for income taxes	(0)
Stage It Corp [Member]
Cash flows from operating activities
Net loss	(1,629,508)	$ (2,456,023)
Depreciation	4,468
Change in balance sheet accounts
Prepaid expenses	1,288	(1,288)
Other assets	(9,079)	(21,834)
Accounts payable	203,292	13,795
Accrued liabilities	1,085,947	98,529
Accrued interest	297,562	257,289
Derivative liability	305,956	2,099,025
Net cash provided by (used in) operating activities	259,926	(10,506)
Cash flows from investing activities
Purchase of fixed assets	(67,380)
Net cash used in investing activities	(67,380)
Net increase (decrease) in cash and cash equivalents	192,546	(10,506)
Cash and cash equivalents at beginning of period	88,457	98,963
Cash and cash equivalents at end of period	281,003	88,457
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes